PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks
Brazil 8.8%
MercadoLibre, Inc.*	157,184	$262,324,378
NU Holdings Ltd. (Class A Stock)*	15,162,306	183,918,772
		446,243,150
Denmark 7.3%
Novo Nordisk A/S (Class B Stock)	2,800,700	371,072,860
France 15.4%
Dassault Systemes SE	1,876,710	71,143,771
Hermes International SCA	108,118	236,274,076
L’Oreal SA	381,590	165,017,781
LVMH Moet Hennessy Louis Vuitton SE	196,383	138,521,185
Safran SA	797,404	175,183,819
		786,140,632
Germany 1.9%
adidas AG	393,809	98,687,503
Hong Kong 1.0%
Techtronic Industries Co. Ltd.	4,010,785	51,364,895
India 5.2%
Apollo Hospitals Enterprise Ltd.	655,823	51,925,025
MakeMyTrip Ltd.*	826,087	77,313,482
Varun Beverages Ltd.	3,707,426	69,946,886
Zomato Ltd.*	24,323,124	66,888,771
		266,074,164
Italy 10.6%
Brunello Cucinelli SpA	1,392,425	130,062,581
Ferrari NV	829,887	341,558,807
Moncler SpA	1,159,109	69,113,111
		540,734,499
Japan 6.8%
Advantest Corp.	2,223,832	98,429,882

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Disco Corp.	384,237	$128,487,641
Keyence Corp.	276,988	121,115,881
		348,033,404
Netherlands 9.6%
Adyen NV, 144A*	55,702	68,136,878
ASM International NV	304,740	209,667,632
ASML Holding NV	223,957	208,542,350
		486,346,860
Spain 3.8%
Industria de Diseno Textil SA	4,029,994	195,812,877
Sweden 3.3%
Atlas Copco AB (Class A Stock)	9,492,683	168,947,531
Taiwan 7.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,176,355	360,839,659
United Kingdom 4.9%
AstraZeneca PLC	533,712	84,791,296
Compass Group PLC	5,336,592	164,340,443
		249,131,739
United States 12.0%
CyberArk Software Ltd.*	623,397	159,826,523
Ferguson PLC	379,429	83,793,598
Globant SA*	365,055	71,079,859
James Hardie Industries PLC, CDI*	1,279,054	45,948,289
Monday.com Ltd.*	282,576	64,938,790
Schneider Electric SE	762,785	183,858,081
		609,445,140

Total Long-Term Investments (cost $3,320,510,821)		4,978,874,913

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 2.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $113,749,054)(wb)	113,749,054	$113,749,054

TOTAL INVESTMENTS 99.9% (cost $3,434,259,875)		5,092,623,967
Other assets in excess of liabilities 0.1%		3,145,214

Net Assets 100.0%		$5,095,769,181

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CDI—Chess Depository Interest

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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